Inventories	12 Months Ended
Dec. 31, 2024
INVENTORIES.
Inventories

11.  INVENTORIES

The detail of inventories as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
	ThCh$	ThCh$
Supplies for Production	11,858,656	13,856,303
Gas	1,852,864	1,852,864
Oil	10,005,792	12,003,439
Supplies for projects and spare parts	41,515,714	37,093,505
Electrical materials	11,794,203	7,812,071
Total	65,168,573	58,761,879

There are no Inventories pledged as debt compliance guarantees.

For the years ended December 31, 2024, 2023 and 2022, raw materials and supplies recognized as fuel cost amount to ThCh$334,665,363, ThCh$536,292,557 and ThCh$587,063,837, respectively. See Note 29.